UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2016 to December 31, 2016

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

December 31, 2016 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

COMMON STOCK
Australia — 1.0%
Westfield Corp.[1]	116,353	$788

Brazil — 0.5%
Banco do Brasil SA	24,100	208
BTG Pactual Group	15,897	71
JBS SA	20,200	70
Qualicorp S.A.	4,193	25
Smiles S.A.	3,700	51

		425

Canada — 1.2%
Encana Corp.	52,954	622
Gildan Activewear Inc.	6,200	157
Manulife Financial Corp.	11,400	203

		982

China — 5.5%
Alibaba Group Holding Ltd. ADR[2]	3,700	325
Baidu Inc. ADR[2]	500	82
Bank of China Ltd., Class H	811,000	360
China Communications Construction Co. Ltd., Class H	122,000	140
China Construction Bank Corp., Class H	469,000	361
China Everbright Bank Co. Ltd., Class H	142,000	64
China Evergrande Group	72,000	45
China Lumena New Materials Corp.[2,3,4]	196,000	—
China Mobile Ltd. ADR	1,300	68
China Petroleum & Chemical Corp., Class H	330,000	234
China Railway Construction Corp. Ltd., Class H	121,000	156
China Railway Group Ltd., Class H	56,000	46
China Southern Airlines Co. Ltd., Class H	80,000	42
Dongfeng Motor Group Co. Ltd., Class H	156,000	152
GOME Electrical Appliances Holding Ltd.	659,000	80
Great Wall Motor Co. Ltd., Class H	96,500	90
Guangzhou Automobile Group Co. Ltd., Class H	86,000	104
Guangzhou R&F Properties Co. Ltd., Class H	102,800	125
Industrial & Commercial Bank of China, Class H	163,000	98
JinkoSolar Holding Co. Ltd. ADR[2]	1,100	17
KWG Property Holding Ltd.	72,500	41
NetEase Inc. ADR	800	172
New Oriental Education & Technology Group ADR[2]	2,900	122
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	64,900	149
Shenzhen Investment Ltd.	182,000	73

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2016 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

China — (continued)
Shimao Property Holdings Ltd.	72,000	$94
Sinopharm Group Co. Ltd., Class H	24,800	102
Skyworth Digital Holdings Ltd.	159,915	91
TAL Education Group ADR[2]	1,800	126
Tencent Holdings Ltd.	22,500	551
Xinyi Glass Holdings Ltd.	88,000	72
YY Inc. ADR[2]	1,400	55
Zhejiang Expressway Co. Ltd., Class H	98,000	93

		4,330

Czech Republic — 0.1%
CEZ AS	2,613	44

France — 11.6%
ArcelorMittal[2]	65,497	484
BNP Paribas SA	16,937	1,080
Engie SA	142,201	1,814
Legrand SA	5,715	325
Sanofi-Aventis SA	15,188	1,229
Schneider Electric SE	30,380	2,114
Total SA	42,222	2,165

		9,211

Germany — 4.1%
BASF SE	12,966	1,205
Linde AG	5,057	831
SAP SE	13,929	1,214

		3,250

Hungary — 0.1%
Richter Gedeon Nyrt	3,680	78

India — 2.0%
Bank of Baroda[2]	18,613	42
Biocon Ltd.	7,502	105
Cipla Ltd.	6,766	57
Dr Reddy’s Laboratories Ltd.	2,843	128
Hindalco Industries Ltd.	52,595	120
Hindustan Petroleum Corp. Ltd.	37,201	242
Housing Development & Infrastructure Ltd.[2]	78,123	69
ICICI Bank Ltd. ADR	22,500	169
Indian Oil Corp. Ltd.	23,876	114
Oil & Natural Gas Corp. Ltd.	46,456	131
Reliance Infrastructure Ltd.	10,027	69

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2016 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

India — (continued)
Rural Electrification Corp. Ltd.	9,315	$17
Sintex Industries Ltd.	63,357	70
Tata Motors Ltd. ADR	4,500	155
UPL Ltd.	9,761	93

		1,581

Indonesia — 0.4%
Bank Negara Indonesia Persero Tbk PT	115,400	47
Indofood Sukses Makmur Tbk PT	149,900	88
Telekomunikasi Indonesia Persero Tbk PT	737,800	218

		353

Japan — 13.7%
Asahi Group Holdings Ltd.	14,600	461
East Japan Railway Co.	24,700	2,134
Hitachi Ltd.	336,000	1,817
Japan Airlines Co. Ltd.	49,000	1,432
KDDI Corp.	79,600	2,016
Komatsu Ltd.	45,400	1,028
Nikon Corp.	41,200	641
Sumitomo Mitsui Financial Group Inc.	35,400	1,351

		10,880

Malaysia — 0.1%
AirAsia BHD	231,800	118

Mexico — 0.4%
Alfa SAB de CV, Class A	33,200	41
Arca Continental SAB de CV	7,500	39
Gruma SAB de CV, Class B	4,030	51
Kimberly-Clark de Mexico SAB de CV, Class A	45,100	81
Wal-Mart de Mexico SAB de CV	40,600	73

		285

Netherlands — 4.4%
Akzo Nobel NV	35,348	2,210
ING Groep NV	36,699	516
PostNL NV2	78,264	337
RELX NV	24,124	406

		3,469

Philippines — 0.1%
Universal Robina Corp.	13,470	44

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2016 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

Poland — 0.3%
PGE Polska Grupa Energetyczna SA	12,176	$30
Polski Koncern Naftowy Orlen SA	6,455	132
Powszechny Zaklad Ubezpieczen SA	6,124	49

		211

Qatar — 0.1%
Barwa Real Estate Co.	7,987	73

Russia — 1.6%
Gazprom PJSC ADR	55,256	279
Lukoil PJSC ADR	8,574	481
PhosAgro OAO GDR	5,579	85
Sberbank of Russia ADR	8,602	100
Surgutneftegas OAO ADR	19,672	99
Tatneft PAO ADR	2,366	98
X5 Retail Group NV GDR[2]	2,903	94

		1,236

South Africa — 0.8%
Barloworld Ltd.	11,085	95
FirstRand Ltd.	33,913	131
Liberty Holdings Ltd.	3,456	28
Mediclinic International PLC	7,625	72
MMI Holdings Ltd.	67,518	116
Redefine Properties Ltd.[1]	58,677	48
Sibanye Gold Ltd.	41,372	77
Steinhoff International Holdings Ltd.	11,923	62

		629

South Korea — 3.7%
Amorepacific Corp.	476	127
BNK Financial Group Inc.	5,146	37
Dongbu Insurance Co. Ltd.	1,275	66
Hana Financial Group Inc.	6,470	167
Hanwha Corp.	1,536	44
Hugel Inc.	394	105
Hyundai Marine & Fire Insurance Co. Ltd.	4,125	107
Hyundai Mobis	625	137
KB Financial Group Inc.	6,369	225
Kia Motors Corp.	5,261	171
Korea Electric Power Corp.	6,165	225
KT&G Corp.	793	66
LG Corp.	1,366	68
LG Display Co. Ltd.	5,367	139
LG Household & Health Care Ltd.	66	47

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2016 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

South Korea — (continued)
NongShim Co. Ltd.	15	$4
Samsung Electronics Co. Ltd.	586	872
SK Hynix Inc.	7,863	289
SK Innovation Co. Ltd.	384	47
Woori Bank	3,268	34

		2,977

Spain — 1.1%
CaixaBank SA	272,961	902

Sweden — 0.9%
Alfa Laval AB	44,859	742

Switzerland — 13.1%
ABB Ltd.[2]	96,370	2,033
Aryzta AG2	24,587	1,083
Cie Financiere Richemont SA	23,594	1,563
Novartis AG	26,791	1,949
Roche Holding AG	8,023	1,833
UBS Group AG	34,065	534
Zurich Insurance Group AG2	5,209	1,434

		10,429

Taiwan — 2.5%
Arcadyan Technology Corp.	30,000	53
Chicony Electronics Co. Ltd.	18,416	43
Chunghwa Telecom Co. Ltd.	20,000	63
Compal Electronics Inc.	77,000	44
Coretronic Corp.	43,800	46
HON HAI Precision Industry Co. Ltd.	167,365	437
Inventec Corp.	170,000	116
Lite-On Technology Corp.	59,896	90
Micro-Star International Co. Ltd.	37,000	85
Pegatron Corp.	89,000	213
Powertech Technology Inc.	47,000	127
President Chain Store Corp.	6,000	43
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	16,500	474
TTY Biopharm Co. Ltd.	14,000	45
WPG Holdings Ltd.	105,000	124

		2,003

Thailand — 1.0%
Bangkok Dusit Medical Services PCL	189,100	122
Bangkok Expressway & Metro PCL	18	—
Charoen Pokphand Foods PCL	150,100	124

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2016 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

Thailand — (continued)
Krung Thai Bank PCL	192,300	$95
PTT PCL	27,100	282
Sansiri PCL	964,600	45
Thai Oil PCL	41,200	83
Thanachart Capital PCL	46,800	57

		808

Turkey — 0.3%
Eregli Demir ve Celik Fabrikalari TAS	30,582	45
Tekfen Holding AS	37,354	68
Tupras Turkiye Petrol Rafinerileri AS	4,011	81
Turkiye Is Bankasi, Class C	19,213	28

		222

United Arab Emirates — 0.3%
DAMAC Properties Dubai Co. PJSC	139,994	96
Dubai Islamic Bank PJSC	49,735	75
First Gulf Bank PJSC	13,371	47

		218

United Kingdom — 22.0%
AstraZeneca PLC	3,074	168
Aviva PLC	301,098	1,805
Balfour Beatty PLC	218,229	723
Barclays PLC	491,706	1,354
British American Tobacco PLC	36,710	2,091
Carnival PLC	27,363	1,391
Cobham PLC	241,330	487
Diageo PLC	27,306	710
GlaxoSmithKline PLC	51,973	1,001
Lloyds Banking Group PLC	1,492,035	1,149
Prudential PLC	95,466	1,915
Royal Dutch Shell PLC, Class B	85,068	2,468
SSE PLC	51,709	990
Vodafone Group PLC	474,418	1,168

		17,420

Total Common Stock
(Cost $73,251) — 92.9%		73,708

PREFERRED STOCK
Germany — 3.8%
Volkswagen AG	21,370	3,000

Total Preferred Stock
(Cost $2,765) — 3.8%		3,000

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2016 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value

PREFERENCE STOCK
Brazil — 1.1%
Bradespar SA	45,100	$206
Braskem SA	11,000	116
Cia Energetica de Sao Paulo	10,800	45
Cia Paranaense de Energia	7,100	59
Itausa — Investimentos Itau SA	109,723	279
Petroleo Brasileiro SA, Class A ADR[2]	18,100	159
Vale SA, Class B ADR	5,800	40

		904

South Korea — 0.1%
LG Chemical Ltd.	329	49

Total Preference Stock
(Cost $704) — 1.2%		953

SHORT-TERM INVESTMENT
Short-Term Investments Trust: Government & Agency Portfolio, Institutional Class, 0.430%**	2,127,330	2,127

Total Short-Term Investment
(Cost $2,127) — 2.7%		2,127

Total Investments — 100.6%
(Cost $78,847)‡		79,788

Liabilities in Excess of Other Assets — (0.6)%		(474)

Net Assets — 100.0%		$79,314

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2016.
1	Real Estate Investment Trust.
2	Non-income producing security.
3	Securities considered illiquid. The total market value of such securities as of December 31, 2016 was $– and represented 0.0% of net assets.
4	Security is fair valued at zero due to company’s insolvency.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

‡	At December 31, 2016, the tax basis cost of the Fund’s investments was $78,847 and the unrealized appreciation and depreciation were $5,605 and $(4,664), respectively.

SCHEDULE OF INVESTMENTS (000) (continued)

December 31, 2016 (Unaudited)

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2016:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Australia	$788	$—	$—	$788
Brazil	425	—	—	425
Canada	982	—	—	982
China	4,330	—	—	4,330
Czech Republic	44	—	—	44
France	9,211	—	—	9,211
Germany	3,250	—	—	3,250
Hungary	78	—	—	78
India	1,581	—	—	1,581
Indonesia	353	—	—	353
Japan	10,880	—	—	10,880
Malaysia	118	—	—	118
Mexico	285	—	—	285
Netherlands	3,469	—	—	3,469
Philippines	—	44	—	44
Poland	211	—	—	211
Qatar	—	73	—	73
Russia	1,236	—	—	1,236
South Africa	629	—	—	629
South Korea	—	2,977	—	2,977
Spain	902	—	—	902
Sweden	742	—	—	742
Switzerland	10,429	—	—	10,429
Taiwan	2,003	—	—	2,003
Thailand	808	—	—	808
Turkey	222	—	—	222
United Arab Emirates	—	218	—	218
United Kingdom	17,420	—	—	17,420

Total Common Stock	70,396	3,312	—	73,708

Preferred Stock	3,000	—	—	3,000

Preference Stock
Brazil	904	—	—	904
South Korea	—	49	—	49

Total Preference Stock	904	49	—	953

Short-Term Investment	2,127	—	—	2,127

Total Investments in Securities	$76,427	$3,361	$—	$79,788

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading or due to “Foreign Line” securities using “Local Line” prices.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using

SCHEDULE OF INVESTMENTS (concluded)

December 31, 2016 (Unaudited)

other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures. At December 31, 2016, securities with a value of $68,923 (000), which represented 86.9% of the net assets of the Fund, transferred from Level 2 to Level 1 since the prior fiscal year end, primarily due to significant market movements following the close of local trading at December 31, 2016. At December 31, 2016, there were no transfers from Level 1 to Level 2 investments in securities.

At December 31, 2016, there were no transfers into Level 3 investments in securities.

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-004-1500

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: March 1, 2017

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer
Date: March 1, 2017